INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2026
INCOME TAXES
Schedule of components of income before income taxes

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2024	2025	2026
Chinese mainland	$(10,405)	$49,869	$547,190
Non-Chinese mainland	27,888	82,242	138,220

Total income before income taxes	$17,483	$132,111	$685,410

Schedule of provision for income tax

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2024	2025	2026
Current - income tax expenses	$14,237	$36,960	$89,539
Deferred - income tax expenses	1,142	1,360	64,878

Total	$15,379	$38,320	$154,417

Schedule of deferred tax assets and liabilities

	As of	As of
	February 28,	February 28,
	2025	2026
Deferred tax assets:
Advertising expenses and prepaid rental	$207,251	$270,597
Property and equipment	2,922	7,395
Impairment loss on long-term investments	45,473	55,656
Others	79,988	88,835
Net operating loss carry-forward	180,641	151,414
Less: valuation allowance	(512,788)	(570,727)
Deferred tax assets, net	$3,487	$3,170

Deferred tax liabilities:
Intangible assets	67	444
Fair value change from long-term investments	1,005	62,535
Others	2,402	5,002
Deferred tax liabilities	$3,474	$67,981

Schedule of income / (loss) before provision for income tax and the actual provision

	For the year ended	For the year ended
	February 29,	February 28,
	2024	2025
Income before provision for income tax	$17,483	$132,111
Chinese mainland statutory income tax rate	25%	25%

Income tax at statutory income tax rate	4,371	33,028
Effect of non-deductible expenses and loss and research and development super deduction expenses	5,669	11,570
Effect of income tax exemptions and preferential tax rates	(700)	(7,225)
Effect of income tax rate difference in other jurisdictions	(70)	(14,431)
Changes in valuation allowance	6,109	15,378

Income tax expenses	$15,379	$38,320

	For the year ended
	February 28,
	2026
	Amount	Percent
Chinese mainland statutory income tax rate	$171,353	25.0%
Other jurisdictions’ tax effects
Cayman Islands
Statutory tax rate difference between Chinese mainland and other jurisdictions	(33,550)	(4.9)%
Other Jurisdictions	6,953	1.0%
Effect of changes in tax laws or rates enacted in the current period	—	—
Effect of Cross-Border tax laws
Chinese mainland withholding tax	1,451	0.2%
Tax credits	—	—
Changes in valuation allowance	37,982	5.5%
Non-taxable or non-deductible items	3,769	0.6%
Changes in unrecognized tax benefits	—	—
Effect of income tax exemptions and preferential tax rates	(20,658)	(3.0)%
Effect of research and development super deduction expenses	(12,883)	(1.9)%
Other adjustments	—	—
Total tax provision and effective tax rate	$154,417	22.5%

Schedule of increase in income tax expenses and the corresponding net (loss) / income per share amounts

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2024	2025	2026
Increase in income tax expenses	$700	$7,225	$20,658
Net (loss) / income per common share-basic	$(0.02)	$0.38	$2.68
Net (loss) / income per common share-diluted	$(0.02)	$0.38	$2.64